UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geosphere Capital Management LLC
Address: 733 Third Avenue
         19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Muller
Title:     Chief Operating Officer
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Sing Wu Inman     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $275,514 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     8200   117300 SH  CALL SOLE                   117300        0        0
BARRICK GOLD CORP              COM              067901108    10971   262695 SH       SOLE                   262695        0        0
CABOT OIL & GAS CORP           COM              127097103    12313   274172 SH       SOLE                   274172        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     2977    53115 SH       SOLE                    53115        0        0
CANADIAN NAT RES LTD           COM              136385101    10612   344681 SH       SOLE                   344681        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     7803   431121 SH       SOLE                   431121        0        0
EQT CORP                       COM              26884L109     5178    87800 SH       SOLE                    87800        0        0
EXCO RESOURCES INC             COM              269279402     6407   800000 SH       SOLE                   800000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    13936   352077 SH       SOLE                   352077        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100      918    23800 SH       SOLE                    23800        0        0
GOLDCORP INC NEW               COM              380956409     4935   107634 SH       SOLE                   107634        0        0
HESS CORP                      COM              42809H107     6303   117329 SH       SOLE                   117329        0        0
ICICI BK LTD                   ADR              45104G104     1658    41344 SH       SOLE                    41344        0        0
INTEROIL CORP                  COM              460951106    14262   184622 SH       SOLE                   184622        0        0
ISHARES INC                    MSCI S KOREA     464286772    13645   230800 SH  PUT  SOLE                   230800        0        0
MARATHON PETE CORP             COM              56585A102     9039   165550 SH       SOLE                   165550        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5427   219551 SH       SOLE                   219551        0        0
MCDERMOTT INTL INC             COM              580037109     9916   811296 SH       SOLE                   811296        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     5725   160000 SH       SOLE                   160000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     7966   116200 SH  PUT  SOLE                   116200        0        0
QUANTA SVCS INC                COM              74762E102     7413   300000 SH       SOLE                   300000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     5912   126434 SH       SOLE                   126434        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    22031   300000 SH  PUT  SOLE                   300000        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    10957   300000 SH  PUT  SOLE                   300000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109    15980   459475 SH       SOLE                   459475        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    14399   100000 SH  PUT  SOLE                   100000        0        0
UNITED RENTALS INC             COM              911363109    10570   323136 SH       SOLE                   323136        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    11186   353094 SH       SOLE                   353094        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     7721  4196486 SH       SOLE                  4196486        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     2787   100000 SH  CALL SOLE                   100000        0        0
YAMANA GOLD INC                COM              98462Y100     8367   437730 SH       SOLE                   437730        0        0